SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Market price, high	$ 16.15	$ 15.5	$ 15.4	$ 12.9	$ 12.50	$ 12.54	$ 12.60	$ 11.84
Market price, low	14.44	14.1	12.01	11.1	10.73	11.30	10.78	10.75
Cash dividends declared, per share	$ 0.10	$ 0.06	$ 0.04	$ 0.04	$ 0.08	$ 0.04	$ 0.08	$ 0.04	$ 0.24	$ 0.24	$ 0.16